Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of Financial Position [Abstract]
Short term, unamortized debt discount	$ 26	$ 26
Long term, unamortized debt discount	0	0
Unamortized debt discount	$ 492	$ 492
Preferred stock par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	20,000,000	20,000,000	20,000,000
Preferred stock, shares issued	0	0	0
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	200,000,000	200,000,000	200,000,000
Common stock, shares issued	33,262,697	23,279,197	23,162,502
Common stock, shares outstanding	33,262,697	23,279,197	23,162,502